Financial risk management - Liquidity risk (Details) $ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Financial risk management
Long-term debt		$ 10,700,000	$ 9,000,000	$ 5,000,000
Total liabilities	$ 910,165	15,399,093	14,515,358	11,650,909
Liquidity
Financial risk management
Long-term debt		10,700,000	9,000,000	5,000,000
Interest		4,717,622	3,455,937	1,704,830
Trade accounts payable		385,503	332,287	213,207
Interest Payable		204,843	147,115	73,489
Lease Liabilities		198,844	208,205	224,736
Accounts payable with related parties		452,933	286,479	269,249
Total liabilities		16,659,745	13,430,023	7,485,511
Liquidity | 2024
Financial risk management
Long-term debt			1,500,000
Interest		1,050,856	804,897	368,995
Trade accounts payable		385,503	332,287	213,207
Interest Payable		204,843	147,115	73,489
Lease Liabilities		44,928	33,446	29,332
Accounts payable with related parties		452,933	286,479	269,249
Total liabilities		2,139,063	3,104,224	954,272
Liquidity | Later than one year and not later than four years
Financial risk management
Long-term debt		3,340,000	1,000,000	1,500,000
Interest		2,577,708	1,880,865	863,034
Lease Liabilities		153,916	174,759	195,404
Total liabilities		6,071,624	3,055,624	2,558,438
Liquidity | Later than four years and not later than seven years
Financial risk management
Long-term debt		7,360,000	6,500,000	3,500,000
Interest		1,089,058	770,175	472,801
Total liabilities		$ 8,449,058	$ 7,270,175	$ 3,972,801